Restructuring and Transformation Activities (Details) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 27, 2021 USD ($) store	Nov. 27, 2021 USD ($) store	Feb. 26, 2022 USD ($) store	Feb. 27, 2021 USD ($) store	Feb. 29, 2020 USD ($)
Fiscal 2021 Restructuring Charges
Restructuring Cost and Reserve [Line Items]
Number of stores closed | store			207
Lease-related costs	$ 6.9	$ 28.3
Restructuring Reserve			$ 15.0
Fiscal 2021 Restructuring Charges | Restructuring Charges And Transformation Initiative Charges
Restructuring Cost and Reserve [Line Items]
Transformation initiative costs			281.2
Fiscal 2021 Restructuring Charges | Network Optimization Program
Restructuring Cost and Reserve [Line Items]
Severance costs			2.4
Lease-related costs			45.5
Fiscal 2021 Restructuring Charges | Other Restructuring | Cost of Sales
Restructuring Cost and Reserve [Line Items]
Transformation initiative costs			137.2
Fiscal 2021 Restructuring Charges | Other Restructuring | Restructuring Charges And Transformation Initiative Charges
Restructuring Cost and Reserve [Line Items]
Transformation initiative costs			96.1
Fiscal 2021 Restructuring Charges | Store Closures and Other Transformation Initiatives | Cost of Sales
Restructuring Cost and Reserve [Line Items]
Transformation initiative costs			12.0
Fiscal 2021 Restructuring Charges | Store Closures and Other Transformation Initiatives | Restructuring Charges And Transformation Initiative Charges
Restructuring Cost and Reserve [Line Items]
Transformation initiative costs			144.0
Fiscal 2021 Restructuring Charges | Brand Initiatives | Cost of Sales
Restructuring Cost and Reserve [Line Items]
Transformation initiative costs			$ 125.2
Fiscal 2020 Restructuring Charges
Restructuring Cost and Reserve [Line Items]
Number of stores closed | store				144
Number of stores expected to close | store				200
Restructuring charges				$ 149.3
Number of positions affected by workforce reduction | store				2,800
Restructuring Reserve				$ 23.0
Fiscal 2020 Restructuring Charges | Network Optimization Program
Restructuring Cost and Reserve [Line Items]
Severance costs				5.3
Lease-related costs				39.2
Fiscal 2020 Restructuring Charges | Network Optimization Program | Cost of Sales
Restructuring Cost and Reserve [Line Items]
Restructuring charges				21.0
Fiscal 2020 Restructuring Charges | Employee Severance
Restructuring Cost and Reserve [Line Items]
Severance costs				23.1
Fiscal 2020 Restructuring Charges | Other Restructuring | Cost of Sales
Restructuring Cost and Reserve [Line Items]
Transformation initiative costs				26.1
Fiscal 2020 Restructuring Charges | Other Restructuring | Restructuring Charges And Transformation Initiative Charges
Restructuring Cost and Reserve [Line Items]
Transformation initiative costs				$ 34.6
Fiscal 2021 Restructuring Charges related to Store Fleet Optimization
Restructuring Cost and Reserve [Line Items]
Number of stores closed | store	5	26	63
Fiscal 2019 Restructuring Charges
Restructuring Cost and Reserve [Line Items]
Restructuring charges					$ 102.5